Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment
Equipment consists of office equipment, software, furniture and fittings. Changes in equipment balances for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021 (Predecessor)	39	(20)	19
Depreciation	—	(8)	(8)
As at December 31, 2021 (Predecessor)	39	(28)	11
Balance before reorganization and fresh start adjustments	39	(28)	11
Fresh start adjustments	(30)	28	(2)
As at February 22, 2022 (Predecessor)	9	—	9
As at February 23, 2022 (Successor)	9	—	9
Additions	4	—	4
Depreciation	—	(3)	(3)
As at December 31, 2022 (Successor)	13	(3)	10